CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated depreciation of equipment and furnishings		$ 585,000	$ 646,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	9,896	9,726	0
Preferred stock, shares outstanding	9,896	9,726	0
Preferred stock, liquidation preference	$ 9,896,000	$ 9,726,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	10,720,903	5,289,007	3,347,996
Common stock, shares outstanding	10,720,903	5,289,007	3,347,996